SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
12.	SHARE-BASED COMPENSATION

(a)	Options and stock warrants assumed under the redomestication merger

On August 4, 2011, upon completion of the redomestication merger, the Company assumed the obligations to provide for the issuance of the Company’s ordinary shares rather than the common stock of Cogo Maryland upon the exercise of all outstanding options to purchase shares of Cogo Maryland common stock and all other outstanding equity awards granted under equity plans to directors, employees and consultants under Cogo Maryland’s 2004 Incentive Plan, 2006 Incentive Plan and the 2009 Incentive Plan.

(b)	Options and stock warrants assumed under the Share Exchange Agreement

Under the Company’s 1995 Stock Option Plan for Outside Directors (the “Directors’ Plan”), the Company issued options to non-employee director of Trident Rowan Group Inc. (“Trident”) to purchase 115,000 shares of the Company’s common stock. As of January 1, 2009, 100,000 options remained outstanding and were all exercised in 2009 before their expiry date of July 1, 2009. The options granted under the Directors’ Plan had a weighted average exercise price per option of USD3.00.

The Company granted fully exercisable stock warrants to non-employee director of Trident to purchase up to 925,417 shares of its common stock. As of January 1, 2009, 19,999 stock warrants with a weighted average exercise price per stock warrant of USD2.76 each remained outstanding and expired on July 1, 2009.

(c)	2004 Incentive Plan

On August 3, 2004, the Board of Directors adopted the 2004 Stock Incentive Plan (the “2004 Incentive Plan”) pursuant to which 2,500,000 shares of the Company’s common stock are reserved for issuance upon exercise of stock options, and for the issuance of stock appreciation rights, non-vested shares and performance shares. The purpose of the 2004 Incentive Plan is to provide additional incentive to employees, directors, advisors and consultants. The 2004 Incentive Plan provides for a term of 10 years from the date of its adoption by the Board of Directors, after which no awards may be made, unless the 2004 Incentive Plan is early terminated by the Board.

Stock options

A summary of stock options activity is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		USD	Years	USD
Balance as of January 1, 2009	1,192,269	4.09
Exercised	—	—

Balance as of December 31, 2009	1,192,269	4.09
Exercised	(7,500)	5.53

Balance as of December 31, 2010	1,184,769	4.08
Exercised	—	—

Balance as of December 31, 2011	1,184,769	4.08	3.01	—

The intrinsic value of options exercised during the year ended December 31, 2010 was USD12.

Non-vested equity share unit

A summary of non-vested equity share unit activity is as follows:

	Shares	Weighted average grant-date fair value
		USD
Balance as of January 1, 2009	464	9.14
Vested	(464)	9.14

Balance as of December 31, 2009, 2010 and 2011	—	—

The total fair value of equity share units vested during the year ended December 31, 2009 was USD4. The equity share units were fully vested and exercised as of December 31, 2010 and 2011.

(d)	2006 Incentive Plan

On December 20, 2006, the Board of Directors adopted the 2006 Equity Incentive Plan (the “2006 Incentive Plan”) pursuant to which 4,800,000 shares of the Company’s common stock are reserved for issuance upon exercise of stock options, and for the issuance of stock appreciation rights, restricted stock awards and performance shares. The purpose of the 2006 Incentive Plan is to provide additional incentive to employees, directors, advisors and consultants. The 2006 Incentive Plan provides for a term of 10 years from the date of its adoption by the Board of Directors, after which no awards may be made, unless the 2006 Incentive Plan is early terminated by the Board.

Non-vested equity share unit

A summary of non-vested equity share units issued under the 2006 Incentive Plan is as follows:

	Shares	Weighted average Grant-date fair value
		USD

Balance as of January 1, 2009	2,281,437	5.56
Granted on January 14, 2009 (note i)	500,000	5.50
Vested	(1,472,273)	5.42

Balance as of December 31, 2009	1,309,164	5.70
Granted on January 29, 2010 (note ii)	932,763	6.36
Vested	(1,455,462)	5.56

Balance as of December 31, 2010	786,465	6.74
Vested	(397,812)	7.10
Balance as of December 31, 2011	388,653	6.36

Note i	The stock awards vest in equal quarterly installments over a period of one year from the date of grant.

Note ii	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.

The total fair value of the above equity share units vested during the years ended December 31, 2011 and 2010 and 2009 were USD2,826, USD8,094 and USD7,986, respectively. As of December 31, 2011 and 2010, the aggregate fair value of all non-vested equity share units were USD2,472 and USD5,297, respectively, which is expected to be amortized on a straight-line basis over a weighted average period of approximately 13 months (2010: 24 months).

Performance shares

A summary of performance shares activity is as follows:

	Shares	Weighted average Grant-date fair value
		USD
Balance as of January 1, 2009	425,000	14.08
Vested	(5,000)	16.03

Balance as of December 31, 2009	420,000	14.06
Vested	(5,000)	16.03
Expired	(415,000)	14.03
Balance as of December 31, 2010 and 2011	—	—

The grant-date fair value of performance shares vested was USD80 for each of the years ended December 31, 2010 and 2009.

(e)	2009 Incentive Plan

On November 9, 2009, the Board of Directors adopted the 2009 Omnibus Securities and Incentive Plan (the “2009 Incentive Plan”) pursuant to which 6,000,000 shares of the Company’s common stock are reserved for issuance upon exercise of stock options, and for the issuance of stock appreciation rights, restricted stock awards and performance shares. The purpose of the 2009 Incentive Plan is to provide additional incentive to employees, directors, advisors and consultants. The 2009 Incentive Plan provides for a term of 10 years from the date of its adoption by the Board of Directors, after which no awards may be made, unless the 2009 Incentive Plan is early terminated by the Board.

Non-vested equity share unit

A summary of non-vested equity share units issued under the 2009 Incentive Plan is as follows:

	Shares	Weighted average Grant-date fair value
		USD
Balance as of January 1, 2010	—	—
Granted on January 29, 2010 (note i)	1,167,237	6.36
Granted on September 23, 2010 (note i)	750,000	6.04
Granted on October 31, 2010 (note ii)	53,025	7.61
Vested	(354,310)	6.30
Balance as of December 31, 2010	1,615,952	6.26
Granted on January 1, 2011 (note i)	210,000	8.85
Granted on March 21, 2011 (note i)	1,000,000	7.80
Granted on April 1, 2011 (note i)	150,000	8.85
Granted on June 24, 2011 (note iii)	50,000	5.27
Vested	(1,073,091)	6.85
Balance as of December 31, 2011	1,952,861	7.18

Note i	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.

Note ii	The stock awards vest in equal quarterly installments over a period of two years from the date of grant.

Note iii	The stock awards were fully vested on the date of grant.

The total fair value of the above equity share units vested during the years ended December 31, 2011 and 2010 were USD7,351 and USD2,233, respectively. As of December 31, 2011 and 2010, the aggregate fair value of all non-vested equity share units were USD14,022 and USD10,124, respectively, which is expected to be amortized on a straight-line basis over a weighted average period of approximately 21 months and 28 months, respectively.

Shares with performance and market conditions

A summary of shares activity is as follows:

	Shares	Weighted average Grant-date fair value
		USD
Balance as of January 1, 2011	—	—
Granted on January 1, 2011 (note i)	360,000	8.85
Granted on January 1, 2011 (note ii)	300,000	3.50
Vested	(20,000)	8.85

Balance as of December 31, 2011	640,000	6.34

Note i	The performance awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting certain earnings or other performance measures in 2011, 2012 and 2013.

Note ii	During the year ended December 31, 2011, the Company has granted share awards that contain service and market conditions. For share awards with market conditions, the market conditions are considered in the grant date fair value using a binomial model and will be recognized over the requisite service period regardless of whether the market condition is satisfied, provided that the requisite service period has been completed. The share awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting the specified market condition in 2011, 2012 and 2013.

The grant-date fair value of performance shares vested was USD177 for the year ended December 31, 2011.

(f)	Share-based compensation of Comtech Broadband

On December 31, 2010, the Group entered into an agreement to award 6,000,000 shares of Comtech Broadband’s common stock (“Equity Shares”) to an employee of Comtech Broadband (the “Comtech Broadband Stock Grant”). The purpose of the Comtech Broadband Stock Grant is to provide additional incentive to the employee. The Comtech Broadband Stock Grant was immediately vested upon grant.

The fair value of the above equity shares vested during the year ended December 31, 2010 was USD4,800. The Group performed a contemporaneous valuation of the equity by an unrelated valuation specialist using the income approach. The fair value is based on a discounted future cash flow that uses the Group’s estimates of revenue, driven by assumed market growth rates, and estimated costs as well as appropriate discount rates. Since Comtech Broadband is a private company, the Group applied a 20% marketability discount in carrying out the valuation. These estimates are consistent with the plans and estimates that the Group use to manage the business. Determining the fair value of the above Equity Shares requires making complex and subjective judgments and there is inherent uncertainty in making these estimates.